Note 17 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	€ 13,535		€ 13,677		€ 16,578
Cost of tangible assets	15,089		13,535		13,677
Accrued depreciation	5,641		5,371		6,067
Accrued depreciation	6,066		5,641		5,371
Impairment of tangible assets	596		483		443
Impairment of tangible assets	286		596		483
Tangible assets	7,298		7,823		10,068
Tangible assets	8,737		7,298		7,823
Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1,726		585		651
Accrued depreciation changes in the year	818		740		781
Impairment of tangible assets changes in the year	(53)		161	[1]	125
Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1,784)		(347)		(498)
Accrued depreciation changes in the year	(392)		(298)		(260)
Impairment of tangible assets changes in the year	0		0		0
Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1,392	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		(1,616)	[3]
Accrued depreciation changes in the year	0		0		(765)	[3]
Impairment of tangible assets changes in the year	0		0		(8)	[3]
Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(360)		(147)		(272)
Accrued depreciation changes in the year	(139)		(39)		(58)
Impairment of tangible assets changes in the year	13		(5)		(51)
Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	580	[4]	(233)		(1,166)
Accrued depreciation changes in the year	138		(134)		(470)
Impairment of tangible assets changes in the year	(270)		(43)		(26)
Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		76	[3]
Impairment of tangible assets changes in the year	0		0
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	4,350		4,380		6,001
Cost of tangible assets	6,255		4,350		4,380
Accrued depreciation	900		833		1,253
Accrued depreciation	1,064		900		833
Impairment of tangible assets	114		149		212
Impairment of tangible assets	154		114		149
Tangible assets	3,336		3,398		4,536
Tangible assets	5,036		3,336		3,398
Land and buildings [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	366		58		157
Accrued depreciation changes in the year	108		79		83
Impairment of tangible assets changes in the year	(29)		0	[1]	18
Land and buildings [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(4)		(5)		(10)
Accrued depreciation changes in the year	(2)		(19)		(2)
Impairment of tangible assets changes in the year	0		0		0
Land and buildings [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1,392	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Land and buildings [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		(925)	[3]
Accrued depreciation changes in the year	0		0		(373)	[3]
Impairment of tangible assets changes in the year	0		0		(8)	[3]
Land and buildings [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(21)		(112)		(248)
Accrued depreciation changes in the year	11		(23)		(42)
Impairment of tangible assets changes in the year	(1)		(24)		(68)
Land and buildings [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	171	[4]	29		(595)
Accrued depreciation changes in the year	47		30		(110)
Impairment of tangible assets changes in the year	70		(11)		(5)
Land and buildings [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		24	[3]
Impairment of tangible assets changes in the year	0		0
Work in progress [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	67		52		56
Cost of tangible assets	93		67		52
Accrued depreciation	0		0		0
Accrued depreciation	0		0		0
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	67		52		56
Tangible assets	93		67		52
Work in progress [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	71		31		54
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0	[1]	0
Work in progress [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(1)		(23)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		(31)	[3]
Accrued depreciation changes in the year	0		0		0	[3]
Impairment of tangible assets changes in the year	0		0		0	[3]
Work in progress [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(54)		(8)		(2)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	9	[4]	(7)		(2)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0	[3]
Impairment of tangible assets changes in the year	0		0
Furniture, fixtures and vehicles [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	5,388		5,515		6,351
Cost of tangible assets	5,833		5,388		5,515
Accrued depreciation	3,833		3,859		4,344
Accrued depreciation	4,204		3,833		3,859
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	1,555		1,656		2,007
Tangible assets	1,629		1,555		1,656
Furniture, fixtures and vehicles [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	475		262		255
Accrued depreciation changes in the year	393		358		370
Impairment of tangible assets changes in the year	4		1	[1]	26
Furniture, fixtures and vehicles [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(140)		(281)		(294)
Accrued depreciation changes in the year	(132)		(259)		(248)
Impairment of tangible assets changes in the year	0		0		0
Furniture, fixtures and vehicles [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Furniture, fixtures and vehicles [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		(366)	[3]
Accrued depreciation changes in the year	0		0		(321)	[3]
Impairment of tangible assets changes in the year	0		0		0	[3]
Furniture, fixtures and vehicles [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(40)		(29)		(5)
Accrued depreciation changes in the year	52		(17)		(12)
Impairment of tangible assets changes in the year	0		17		0
Furniture, fixtures and vehicles [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	150	[4]	(79)		(426)
Accrued depreciation changes in the year	59		(108)		(294)
Impairment of tangible assets changes in the year	(4)		(18)		(26)
Furniture, fixtures and vehicles [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		20	[3]
Impairment of tangible assets changes in the year	0		0
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	3,154		3,061		3,516
Cost of tangible assets	1,871		3,154		3,061
Accrued depreciation	811		582		370
Accrued depreciation	653		811		582
Impairment of tangible assets	427		274		191
Impairment of tangible assets	65		427		274
Tangible assets	1,916		2,205		2,955
Tangible assets	1,153		1,916		2,205
Right of use assets [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	578		230		183
Accrued depreciation changes in the year	295		284		312
Impairment of tangible assets changes in the year	(45)		151	[1]	68
Right of use assets [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1,620)		(59)		(157)
Accrued depreciation changes in the year	(244)		(16)		(10)
Impairment of tangible assets changes in the year	0		0		0
Right of use assets [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right of use assets [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		(294)	[3]
Accrued depreciation changes in the year	0		0		(71)	[3]
Impairment of tangible assets changes in the year	0		0		0	[3]
Right of use assets [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(274)		(34)		(60)
Accrued depreciation changes in the year	(220)		(5)		(9)
Impairment of tangible assets changes in the year	(7)		0		10
Right of use assets [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	32	[4]	(44)		(127)
Accrued depreciation changes in the year	11		(34)		(42)
Impairment of tangible assets changes in the year	(309)		2		5
Right of use assets [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		32	[3]
Impairment of tangible assets changes in the year	0		0
Right to use investment properties [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	162		123		101
Cost of tangible assets	214		162		123
Accrued depreciation	47		27		11
Accrued depreciation	70		47		27
Impairment of tangible assets	34		26		14
Impairment of tangible assets	50		34		26
Tangible assets	81		70		76
Tangible assets	94		81		70
Right to use investment properties [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	19		4		0
Accrued depreciation changes in the year	18		15		12
Impairment of tangible assets changes in the year	16		8	[1]	12
Right to use investment properties [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1)		0		(3)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0	[3]
Accrued depreciation changes in the year	0		0		0	[3]
Impairment of tangible assets changes in the year	0		0		0	[3]
Right to use investment properties [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	33		35		25
Accrued depreciation changes in the year	6		5		4
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	[4]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0	[3]
Impairment of tangible assets changes in the year	0		0
Investment property [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	147		201		216
Cost of tangible assets	242		147		201
Accrued depreciation	17		16		15
Accrued depreciation	23		17		16
Impairment of tangible assets	21		34		26
Impairment of tangible assets	17		21		34
Tangible assets	109		151		175
Tangible assets	201		109		151
Investment property [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	95		0		2
Accrued depreciation changes in the year	5		4		3
Impairment of tangible assets changes in the year	2		1	[1]	1
Investment property [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(19)		(1)		(11)
Accrued depreciation changes in the year	(13)		(4)		0
Impairment of tangible assets changes in the year	0		0		0
Investment property [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Investment property [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0	[3]
Accrued depreciation changes in the year	0		0		0	[3]
Impairment of tangible assets changes in the year	0		0		0	[3]
Investment property [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(4)		1		18
Accrued depreciation changes in the year	13		1		1
Impairment of tangible assets changes in the year	21		2		7
Investment property [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	23	[4]	(54)		(24)
Accrued depreciation changes in the year	2		0		(3)
Impairment of tangible assets changes in the year	(26)		(16)		0
Investment property [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0	[3]
Impairment of tangible assets changes in the year	0		0
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	267		345		337
Cost of tangible assets	582		267		345
Accrued depreciation	33		54		74
Accrued depreciation	52		33		54
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	234		291		263
Tangible assets	530		234		291
Tangible assets leased out under an operating lease [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	122		0		0
Accrued depreciation changes in the year	0		0		1
Impairment of tangible assets changes in the year	0		0	[1]	0
Tangible assets leased out under an operating lease [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0	[2]	0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0	[3]
Accrued depreciation changes in the year	0		0		0	[3]
Impairment of tangible assets changes in the year	0		0		0	[3]
Tangible assets leased out under an operating lease [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	193	[4]	(78)		8
Accrued depreciation changes in the year	19		(21)		(21)
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		€ 0	[3]
Impairment of tangible assets changes in the year	€ 0		€ 0

[1]	(1) In 2021, it includes allowances on right of use of the rented offices after the agreement with union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 49).
[2]	(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
[3]	(1) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 3 and 21)
[4]	(2) The variation in 2022 corresponds mainly to the effect of the IAS 29 implementation in Turkey (see Note 2.2.19).